Unit-Based Compensation (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Gross	$ 1,200,000	$ 1,000,000
Restricted unit-based compensation granted to Partnership's employee (in units)	62,283	60,809
Restricted units, vesting period					3 years
Number of restricted units vested (in units)			0	0	60,680.00	54,999
Restricted units, vested in period, fair value			$ 0	$ 0	$ 1,000,000	$ 800,000
Restricted units expense			$ 200,000	$ 100,000	$ 900,000	$ 800,000
Non-management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units granted (in units)		17,498
Aggregate value of units issued (in units)		$ 300,000